Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Document Period End Date	Jul. 31, 2024
C000159046 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Developed Real Estate Index Fund
Class Name	Institutional Shares
Trading Symbol	BIRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.19%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares	7.23%	7.70%	1.14%	3.14%
FTSE All World Index	12.30	16.97	11.03	9.61
FTSE EPRA Nareit Developed Index	6.38	6.83	0.41	2.59

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,990,730,075
Holdings Count | Holding	361
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,990,730,075
Number of Portfolio Holdings	361
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	64.9%
Japan	9.3%
Australia	5.9%
United Kingdom	4.1%
Singapore	2.9%
Hong Kong	2.3%
Canada	2.2%
Germany	2.1%
Sweden	1.9%
France	1.5%
Other#	3.4%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security	Percent of Net Assets(a)
Prologis, Inc.	6.7%
Equinix, Inc.	4.3%
Welltower, Inc.	3.8%
Simon Property Group, Inc.	2.8%
Realty Income Corp.	2.8%
Digital Realty Trust, Inc.	2.8%
Public Storage	2.7%
Goodman Group	2.5%
Extra Space Storage, Inc.	1.9%
VICI Properties, Inc.	1.9%
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Prologis, Inc.	6.7%
Equinix, Inc.	4.3%
Welltower, Inc.	3.8%
Simon Property Group, Inc.	2.8%
Realty Income Corp.	2.8%
Digital Realty Trust, Inc.	2.8%
Public Storage	2.7%
Goodman Group	2.5%
Extra Space Storage, Inc.	1.9%
VICI Properties, Inc.	1.9%
(a)Excludes short-term securities.
C000159045 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Developed Real Estate Index Fund
Class Name	Investor A Shares
Trading Symbol	BARDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$25	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares	6.98%	7.28%	0.83%	2.85%
FTSE All World Index	12.30	16.97	11.03	9.61
FTSE EPRA Nareit Developed Index	6.38	6.83	0.41	2.59

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,990,730,075
Holdings Count | Holding	361
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,990,730,075
Number of Portfolio Holdings	361
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	64.9%
Japan	9.3%
Australia	5.9%
United Kingdom	4.1%
Singapore	2.9%
Hong Kong	2.3%
Canada	2.2%
Germany	2.1%
Sweden	1.9%
France	1.5%
Other#	3.4%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security	Percent of Net Assets(a)
Prologis, Inc.	6.7%
Equinix, Inc.	4.3%
Welltower, Inc.	3.8%
Simon Property Group, Inc.	2.8%
Realty Income Corp.	2.8%
Digital Realty Trust, Inc.	2.8%
Public Storage	2.7%
Goodman Group	2.5%
Extra Space Storage, Inc.	1.9%
VICI Properties, Inc.	1.9%
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Prologis, Inc.	6.7%
Equinix, Inc.	4.3%
Welltower, Inc.	3.8%
Simon Property Group, Inc.	2.8%
Realty Income Corp.	2.8%
Digital Realty Trust, Inc.	2.8%
Public Storage	2.7%
Goodman Group	2.5%
Extra Space Storage, Inc.	1.9%
VICI Properties, Inc.	1.9%
(a)Excludes short-term securities.
C000159047 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Developed Real Estate Index Fund
Class Name	Class K Shares
Trading Symbol	BKRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7	0.14%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares	7.28%	7.78%	1.20%	3.20%
FTSE All World Index	12.30	16.97	11.03	9.61
FTSE EPRA Nareit Developed Index	6.38	6.83	0.41	2.59

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,990,730,075
Holdings Count | Holding	361
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,990,730,075
Number of Portfolio Holdings	361
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	64.9%
Japan	9.3%
Australia	5.9%
United Kingdom	4.1%
Singapore	2.9%
Hong Kong	2.3%
Canada	2.2%
Germany	2.1%
Sweden	1.9%
France	1.5%
Other#	3.4%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security	Percent of Net Assets(a)
Prologis, Inc.	6.7%
Equinix, Inc.	4.3%
Welltower, Inc.	3.8%
Simon Property Group, Inc.	2.8%
Realty Income Corp.	2.8%
Digital Realty Trust, Inc.	2.8%
Public Storage	2.7%
Goodman Group	2.5%
Extra Space Storage, Inc.	1.9%
VICI Properties, Inc.	1.9%
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Prologis, Inc.	6.7%
Equinix, Inc.	4.3%
Welltower, Inc.	3.8%
Simon Property Group, Inc.	2.8%
Realty Income Corp.	2.8%
Digital Realty Trust, Inc.	2.8%
Public Storage	2.7%
Goodman Group	2.5%
Extra Space Storage, Inc.	1.9%
VICI Properties, Inc.	1.9%
(a)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.